Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Dec. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings attributable to common shareholders		$ 177	$ 644	$ 4
Basic weighted average number of common shares outstanding (in shares)		302	276	271
Diluted weighted average number of common shares outstanding (in shares)		302	276	271
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)		$ 0.59	$ 2.33	$ 0.01
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)		$ 0.59	$ 2.33	$ 0.01
Dividends declared per share (in CAD per share)	$ 0.06